Income Tax Expense - Summary of Income Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IRES (state tax) [member]
Disclosure of effective income tax rate [line items]
Applicable tax rate	24.00%	24.00%	24.00%
IRAP (regional tax) [member]
Disclosure of effective income tax rate [line items]
Applicable tax rate	4.82%	4.82%	4.82%